Other Non-Current Assets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Investment Tax Credits (Canada) (i)	$ 29.1	$ 28.2
Milestone payments	5.7	19.1
Other	11.3	12.1
Other non-current assets	$ 46.1	$ 59.4